UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2000



                         GENESIS ASSET MANAGERS LIMITED
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Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Elis             Member                    011 44 171 235 5040
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Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
----------------------------
London, UK
02/12/01


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 33
                                       ----
Form 13F Information Table Value Total: 774,245,780
                                       --------------


REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 12/31/00

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDS    US0437432026   14280     7616214    SOLE                  1     SOLE
Banco Latino America de Export   CLE    PAP169941328   40895     1183215    SOLE                  1     SOLE
Coca-Cola Femsa                  ADR    US1912411089   34824     1556391    SOLE                  1     SOLE
Compania Brasil De Distribuicao  ADR    US20440T2015   51609     1413949    SOLE                  1     SOLE
Distribucion y Servicios(D&S)    ADR    US2547531069   45760     2624250    SOLE                  1     SOLE
DSP Group, Inc.                  COM    US23332B1061    1797       85400    SOLE                  1     SOLE
Embotelladora Andina Rep A       ADR    US29081P204    20275     1689555    SOLE                  1     SOLE
Embotelladora Andina Rep B       ADS    US29081P3038   18593     1944355    SOLE                  1     SOLE
Femsa                            ADS    US3444191064   57838     1936004    SOLE                  1     SOLE
Grupo Iusacell                   ADR    US40050B1008   25644     2630119    SOLE                  1     SOLE
Gulf Indonesia Resources LTD     COM    CA4022841031   30883     3316261    SOLE                  1     SOLE
Korea Electric Power             ADR    US5006311063   11317     1104054    SOLE                  1     SOLE
Korea Telecom Corp.              ADR    US50063P1030    3325      107250    SOLE                  1     SOLE
Laboratorio Chile                ADR    US50540H1041    7677      429500    SOLE                  1     SOLE
Matav                            ADS    US5597761098    8972      439014    SOLE                  1     SOLE
Mavesa                           ADR    US5777171019    8169     1361461    SOLE                  1     SOLE
Millicom Int'l,                  Com    LU0038705702   41741     1814834    SOLE                  1     SOLE
Minera Buenaventura              ADS    US2044481040   18556     1279700    SOLE                  1     SOLE
Mobile Telesystems               ADR    US6074091090   10280      428315    SOLE                  1     SOLE
OTE                              ADR    US4233253073    5739      791600    SOLE                  1     SOLE
Panamerican Beverages Inc.       CAL    PAP748231084   33978     2394901    SOLE                  1     SOLE
Provida                          ADR    US00709P1084   12614      622900    SOLE                  1     SOLE
Quilmes Industrial(New Pref)     ADR    US74838Y1082   38664     4296038    SOLE                  1     SOLE
Quinenco                         ADS    US7487181031   23748     3423139    SOLE                  1     SOLE
Santa Isabel                     ADR    US8022331065     253       40000    SOLE                  1     SOLE
SK Telecom Co.                   ADS    US78440P1084       2         100    SOLE                  1     SOLE
Taiwan Semiconductor             ADR    US8740391003    2177      126200    SOLE                  1     SOLE
Telebras                         ADR    US8792871001       1       38000    SOLE                  1     SOLE
Telefonos de Mexico (SERIES L)   ADS    US8794037809   95521     2116813    SOLE                  1     SOLE
Turkcell Iletisim Hizmet         ADR    US9001111056   27024     3860628    SOLE                  1     SOLE
TV Azteca                        ADR    US9011451021   33477     3368773    SOLE                  1     SOLE
Videsh Sanchar Rep 1/2 SHS INR10 ADR    US92659G6008   28459     2276704    SOLE                  1     SOLE
Vimpel Communications            ADR    US6837OR1095   20154     1354918    SOLE                  1     SOLE
                                                      ------
REPORT SUMMARY             36 DATA RECORDS           1385941        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


